                                                             File No. 333-109746

                          As filed October 4, 2004
                     U.S. SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-14/A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                      [ ] Pre-Effective Amendment No. _____

                     [X] Post-Effective Amendment No. __2__
                        (Check appropriate box or boxes)

                            Voyageur Mutual Funds III
     ----------------------------------------------------------------------
               (Exact Name of Registrant as Specified in Charter)

                                 (800) 523-1918
     ----------------------------------------------------------------------
                        (Area Code and Telephone Number)

                 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Address of Principal Executive Offices Number, Street, City, State, Zip Code)

  Richelle S. Maestro, Esquire, 2005 Market Street, Philadelphia, PA 19103-7094
     ----------------------------------------------------------------------
 (Name and Address of Agent for Service, Number, Street, City, State, Zip Code)

                  Approximate Date of Proposed Public Offering:
As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.

                    Title of the securities being registered:
Shares of beneficial interest,  no par value, of Delaware Select Growth Fund. No filing  fee is due  because  Registrant  is  relying  on  Section  24(f)  of the
Investment Company Act of 1940, as amended.

It is proposed that this filing will become  effective  immediately  upon filing pursuant to Rule 485(b) under the Securities Act of 1933, as amended.

                                     PART A

Part A, the definitive Proxy  Statement/Prospectus  dated November 17, 2003, has been filed  pursuant to Rule 497(b) of the  Securities  Act of 1933,  as amended
[Accession  No.  0000950116-03-004557]  on November 17, 2003,  and the Amendment
dated December 30, 2003, to the  Prospectus/Proxy  Statement has been filed with
Post-Effective Amendment No. 1 to Form N-14 [Accession No. 0000950116-03-005033]
on December 30, 2003, and are incorporated herein by reference.

                                     PART B

Part B, the Statement of Additional Information dated November 15, 2003 that was filed on Form N-14 under the Securities  Act of 1933, as amended  [Accession No.
0000950116-03-004094]  on October 17, 2003, and the Amendment dated December 30,
2003,  to  the  Statement  of  Additional   Information   that  was  filed  with
Post-Effective Amendment No. 1 to Form N-14 [Accession No. 0000950116-03-005033]
on December 30, 2003, are incorporated herein by reference.

                                     PART C

                                OTHER INFORMATION

Item 15.  Indemnification.  Article VI of the By-Laws is incorporated  into this filing by reference to Post-Effective  Amendment No. 37 filed December
          14, 1999.

Item 16.  Exhibits.  The following exhibits are incorporated by reference to the previously filed registration  statement on Form N-1A indicated below, except Exhibits 7(b), 13(a)(ii),  16(a) and 17(b), which were filed as exhibits to Registrant's  filing on Form N-14/A filed October 17, 2003
          [Accession No. 0000950116-03-004094],  and Exhibits 2(a), 4(a), 11(a),
          11(b) and 12(a), which are filed herewith:

          (1)  Copies of the charter of the Registrant as now in effect;

               (a)  Agreement  and  Declaration  of Trust  (December  17,  1998)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 37 filed December 14, 1999.

               (b)  Certificate of Trust (December 17, 1998)  incorporated  into this filing by reference to Post-Effective  Amendment No. 37 filed December 14, 1999.

          (2)  Copies of the existing  by-laws or  corresponding  instruments of the Registrant;

               (a)  Amended and Restated  By-Laws  (August 19, 2004),  are filed electronically herewith as Exhibit No. EX-99.2(a).

          (3)  Copies of any voting  trust  agreement  affecting  more than five percent of any class of equity securities of the Registrant;

               Not Applicable.

          (4)  Copies of the agreement of acquisition,  reorganization,  merger, liquidation and any amendments to it;

               (a)  Agreement and Plan of Reorganization (February 19, 2004), is
                    filed electronically herewith as Exhibit No. EX-99.4(a).

          (5)  Copies of all  instruments  defining the rights of holders of the securities  being registered  including,  where  applicable,  the relevant  portion of the articles of  incorporation or by-laws of the Registrant;

               (a)  Agreement and  Declaration of Trust.  Articles III, V and VI
                    of Agreement and Declaration of Trust incorporated into this filing by reference to Post-Effective Amendment No. 37 filed
                    December 14, 1999.

               (b)  By-Laws. Article II of By-Laws incorporated into this filing by  reference  to  Post-Effective  Amendment  No.  37  filed
                    December 14, 1999.

          (6)  Copies  of all  investment  advisory  contracts  relating  to the management of the assets of the Registrant;

               (a)  Executed Investment Management Agreement (December 15, 1999)
                    between  Delaware  Management  Company (a series of Delaware
                    Management  Business  Trust) and the Registrant on behalf of each Fund  incorporated  into this  filing by  reference  to
                    Post-Effective Amendment No. 39 filed May 25, 2001.

               (b)  Executed Sub-Advisory Agreement (June 2002) between Delaware
                    Management Company (a series of Delaware Management Business
                    Trust)  and  Voyageur  Asset  Management  Inc.  on behalf of
                    Delaware Core Equity Fund  incorporated  into this filing by reference to Post-Effective  Amendment No. 44 filed June 30,
                    2003.

          (7)  Copies of each underwriting or distribution  contract between the
               Registrant and a principal  underwriter,  and specimens or copies of all agreements between principal underwriters and dealers;

               (a)  Executed  Distribution  Agreement  (May  15,  2002)  between
                    Delaware Distributors,  L.P. and the Registrant on behalf of each Fund,  incorporated  into this filing by  reference  to
                    Post-Effective Amendment No. 44 filed June 30, 2003.

               (b)  Form of Second Amended and Restated  Financial  Intermediary
                    Distribution  Agreement  (August 21, 2003) between  Delaware
                    Distributors,  L.P. and Lincoln Financial Distributors, Inc.
                    on behalf of the Registrant,  incorporated  into this filing by  reference  to  Registrant's  filing on Form  N-14  filed
                    October 17, 2003.

               (c)  Dealer's  Agreement  (January 2001)  incorporated  into this filing by reference to Post-Effective Amendment No. 42 filed
                    June 28, 2002.

               (d)  Vision  Mutual  Fund  Gateway   Agreement   (November  2000)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed June 28, 2002.

               (e)  Registered  Investment  Advisers  Agreement  (January  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed June 28, 2002.

               (f)  Bank/Trust  Agreement  (January 2001) incorporated into this filing by reference to Post-Effective Amendment No. 42 filed
                    June 28, 2002.

          (8)  Copies of all bonus,  profit sharing,  pension,  or other similar contracts  or  arrangements  wholly or partly for the  benefit of trustees or officers of the Registrant in their capacity as such.
               Furnish a reasonably detailed description of any plan that is not set forth in a formal document;

               Not Applicable.

          (9)  Copies of all custodian agreements and depository contracts under
               Section 17(f) of the  Investment  Company Act of 1940, as amended
               (the "1940 Act") for  securities  and similar  investments of the
               Registrant, including the schedule of remuneration;

               (a)  Form  of  Amended  and  Restated  Mutual  Fund  Custody  and
                    Services  Agreement (May 2002) between Mellon Bank, N.A. and the Registrant incorporated into this filing by reference to
                    Post-Effective Amendment No. 42 filed June 28, 2002.

               (b)  Form of  Amendment  No. 1 to  Appendix D of the  Amended and
                    Restated   Mutual  Fund  Custody  and   Services   Agreement
                    (September   2003)  between   Mellon  Bank,   N.A.  and  the
                    Registrant  incorporated by into this filing by reference to
                    Post-Effective Amendment No. 45 filed June 29, 2004.

               (c)  Executed Securities Lending  Authorization  (March 12, 2002)
                    between Mellon Bank,  N.A. and the  Registrant  incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 42 filed June 28, 2002.

          (10) Copies of any plan  entered into by  Registrant  pursuant to Rule
               12b-1  under  the 1940  Act and any  agreements  with any  person relating to  implementation  of the plan,  and copies of any plan entered into by Registrant  pursuant to Rule 18f-3 under the 1940
               Act, any agreement with any person relating to  implementation of the plan, any amendment to the plan, and a copy of the portion of
               the  minutes  of  the  meeting  of  the   Registrant's   trustees
               describing any action taken to revoke the plan;

               (a)  Plan under Rule 12b-1 for Class A (April 19, 2001) on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective Amendment No. 39 filed May 25, 2001.

               (b)  Plan  under  Rule  12b-1  for  B  Class   (April  19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed May 25, 2001.

               (c)  Plan  under  Rule  12b-1  for  C  Class   (April  19,  2001)
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 39 filed May 25, 2001.

               (d)  Plan under Rule 12b-1 for R Class (May 1, 2003) incorporated into this filing by  reference to  Post-Effective  Amendment
                    No. 39 filed May 25, 2003.

               (e)  Plan under Rule 18f-3 (May 1, 2003)  incorporated  into this filing by reference to Post-Effective Amendment No. 43 filed
                    April 30, 2003.

          (11) An opinion  and  consent of  counsel  as to the  legality  of the securities being registered,  indicating  whether they will, when sold, be legally issued, fully paid and nonassessable;

               (a)  Opinion of Counsel (March 29, 2004), is filed electronically herewith as Exhibit No. EX-99.11(a).

               (b)  Consent of Counsel (March 29, 2004), is filed electronically herewith as Exhibit No. EX-99.11(b).

          (12) An  opinion,  and consent to their use, of counsel or, in lieu of an  opinion,  a copy of the  revenue  ruling  from  the  Internal
               Revenue  Service,  supporting the tax matters and consequences to shareholders discussed in the prospectus;

               (a)  Opinion  and Consent of Counsel  Supporting  Tax Matters and
                    Consequences  to  Shareholders  (March 26,  2004),  is filed electronically herewith as Exhibit No. EX-99.12(a).

          (13) Copies of all material  contracts of the  Registrant  not made in the  ordinary  course of business  which are to be  performed  in whole or in part on or after the date of filing the  registration statement;

               (a)  Executed  Shareholder  Services  Agreement  (April 19, 2001)
                    between Delaware  Service  Company,  Inc. and the Registrant incorporated into this filing by reference to Post-Effective
                    Amendment No. 42 filed June 28, 2002.

                    (i)  Executed   Schedule   A  (August   24,   2001)  to  the
                         Shareholder  Services  Agreement  incorporated  by into
                         this filing by  reference to  Post-Effective  Amendment
                         No. 45 filed June 29, 2004.

                    (ii) Executed  Schedule B (May 15, 2003) to the  Shareholder
                         Services  Agreement  incorporated  into this  filing by
                         reference to Post-Effective Amendment No. 44 filed June
                         30, 2003.

                    (iii)Executed  Amendment  Letter  (August  23,  2002) to the
                         Shareholder Services Agreement,  incorporated into this
                         filing by reference to Registrant's filing on Form N-14
                         filed October 17, 2003.

               (b)  Executed Fund Accounting Agreement (August 19, 1996) between
                    Delaware Service Company,  Inc. and the Registrant on behalf of each Fund  incorporated  into this filing by reference to
                    Post-Effective   Amendment  No.  30  filed  June  27,  1997,
                    Post-Effective  Amendment  No.  33 filed  June 29,  1998 and
                    Post-Effective Amendment No. 34 filed May 11, 1999.

                    (i)  Executed Amendment No. 27 (October 1, 2003) to Schedule
                         A of Delaware Family of Funds Fund Accounting Agreement
                         incorporated   into  this   filing  by   reference   to
                         Post-Effective Amendment No. 45 filed June 29, 2004.

                    (ii) Executed  Schedule  B (May 16,  2002)  to the  Delaware
                         Group of Funds Fund Accounting  Agreement  incorporated
                         into  this  filing  by  reference   to   Post-Effective
                         Amendment No. 42 filed June 28, 2002.

          (14) Copies  of  any  other  opinions,  appraisals,  or  rulings,  and consents to their use,  relied on in preparing  the  registration statement  and  required  by Section 7 of the  Securities  Act of
               1933, as amended (the "1933 Act" or "Securities Act");

               Not Applicable.

          (15) All financial statements omitted pursuant to Item 14(a)(1);

               Not Applicable.

          (16) Manually signed copies of any power of attorney pursuant to which the  name of any  person  has  been  signed  to the  registration statement; and

               (a)  Power  of  Attorney,   incorporated   into  this  filing  by
                    reference to Registrant's  filing on Form N-14 filed October
                    17, 2003.

          (17) Any additional exhibits which the Registrant may wish to file.

               (a)  Codes of Ethics  for  Delaware  Investments  Family of Funds
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 43 filed April 30, 2003.

               (b)  Codes of Ethics for Delaware Management Company, a series of
                    Delaware    Management    Business   Trust,   and   Delaware
                    Distributors,  L.P.  ,  incorporated  into  this  filing  by reference to Registrant's  filing on Form N-14 filed October
                    17, 2003.

               (c)  Code of Ethics  for  Lincoln  Financial  Distributors,  Inc.
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 43 filed April 30, 2003.

               (d)  Code  of  Ethics  for   Voyageur   Asset   Management   Inc.
                    incorporated into this filing by reference to Post-Effective
                    Amendment No. 41 filed July 27, 2001.

Item 17. Undertakings.

          (1)  The  undersigned  Registrant  agrees  that  prior  to any  public reoffering  of the  securities  registered  through  the use of a prospectus  which is part of this  registration  statement by any person or party who is deemed  to be an  underwriter  within  the meaning of Rule  145(c) of the  Securities  Act,  the  reoffering prospectus  will  contain  the  information  called  for  by  the applicable  registration  form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

          (2)  The undersigned  Registrant  agrees that every prospectus that is filed  under  paragraph  (1)  above  will be  filed as part of an amendment  to the  registration  statement  and  will not be used until the amendment is effective,  and that, in  determining  any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new  registration  statement for the securities offered therein,  and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

     As required by the Securities Act of 1933, as amended, (the "1933 Act") the
Registrant  certifies that it meets all the  requirements  for  effectiveness of this registration  statement  pursuant to Rule 485(b) under the 1933 Act and the registration  statement has been signed on behalf of the  registrant in the City of Philadelphia  and the Commonwealth of Pennsylvania on the 4th day of October,
2004.

                                                VOYAGEUR MUTUAL FUNDS III

                                                By: /s/Jude T. Driscoll
                                                ------------------------------
                                                Jude T. Driscoll
                                                President

     As required by the 1933 Act, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

      Signature                        Title                          Date
------------------------       -------------------------------   ---------------

Jude T. Driscoll               President and Chief Executive     October 4, 2004
------------------------       Officer (Principal Executive
Jude T. Driscoll               Officer)

/s/Walter P. Babich    *       Trustee                           October 4, 2004
------------------------
Walter P. Babich

/s/John H. Durham      *       Trustee                           October 4, 2004
------------------------
John H. Durham

/s/Anthony D. Knerr    *       Trustee                           October 4, 2004
------------------------
Anthony D. Knerr

/s/Ann R. Leven        *       Trustee                           October 4, 2004
------------------------
Ann R. Leven

/s/Thomas F. Madison   *       Trustee                           October 4, 2004
------------------------
Thomas F. Madison

/s/Janet L. Yeomans    *       Trustee                           October 4, 2004
------------------------
Janet L. Yeomans

/s/Joseph H. Hastings  *       Executive Vice President/         October 4, 2004
------------------------       Chief Financial Officer
Joseph H. Hastings             (Principal Accounting Officer)

                            * By: /s/Jude T. Driscoll
                                  -------------------
                                Jude T. Driscoll
                             as Attorney-in-Fact for
                          each of the persons indicated

                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    Exhibits
                                       to
                                    Form N-14

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

                                INDEX TO EXHIBITS

Exhibit No.    Exhibit
-----------    -------

EX-99.2(a)     Amended and Restated By-Laws (August 19, 2004)

EX-99.4(a)     Agreement and Plan of Reorganization (February 19, 2004)

EX-99.11(a)    Opinion of Counsel (March 29, 2004)

EX-99.11(b)    Consent of Counsel (March 29, 2004)

EX-99.12(a)    Opinion  and  Consent  of  Counsel  Supporting  Tax  Matters  and
               Consequences to Shareholders (March 26, 2004)